Segments Disclosures - Depreciation and Amortization on the Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Depreciation and amortization	$ 529	$ 654	$ 590
Mine depreciation	190	144	119
Depreciation and amortization on the Consolidated Statements of Cash Flows	$ 719	$ 798	$ 709